Intangible Assets and Liabilities - Amortization of Favorable Lease Terms (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization	$ (1,550)	$ (4,220)	$ (3,100)	$ (8,660)
Total	$ (1,550)	$ (4,220)	$ (3,100)	$ (8,660)